Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2024
Provisions and contingent liabilities
Provisions and contingent liabilities
18. Provisions and contingent liabilities

Accounting policy

A provision for tax, civil and labor risks is recognized when there is a present obligation as a result of a past event, it is probable that a disbursement will be required to settle the obligation, and the amount can be reliably estimated, based on the opinion of Management and internal and external legal advisors, and the amounts are recognized based on estimates of the outcomes of the legal proceedings. The provision is recorded as an expense for the year. The update of this obligation is made according to the development of the legal proceeding or financial charges incurred and may be reversed if the loss estimate is no longer considered probable due to changes in circumstances, or when the obligation is settled. Contingent assets are disclosed when the associated economic benefits are probable and are only recognized in the financial statements in the period in which their realization is considered certain and their amount can be reliably measured.

a. Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to tax, civil and labor disputes at the administrative and judicial levels.

The table below presents the breakdown of provisions by nature and their changes:

Provisions	Balance as of 12/31/2023	Additions	Reversals (1)	Payments/ write-offs	Interest	Balance as of 12/31/2024
IRPJ and CSLL (a.1)	636,167	949	(15,124)	(610,534)	21,488	32,946
Tax	107,172	41,474	(72,427)	(10,002)	867	67,082
Civil, environmental and regulatory claims	150,258	66,215	(19,002)	(35,519)	20	161,972
Provision for indemnities (a.2)	203,780	19,519	(6,081)	(12,959)	2,549	206,808
Labor	59,144	18,468	(16,447)	(7,764)	768	54,169
Others	147,609	7,564	(15,148)	(6,684)	2,040	135,383
Total	1,304,130	154,189	(144,229)	(683,462)	27,732	658,360
Current	45,828					47,788
Non-current	1,258,302					610,572

(1) Of this amount, MR$ 28,612 corresponds to the reversals of updates.

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2023
IRPJ and CSLL (a.1)	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	68,434	46,743	(21,148)	(14,747)	27,101	789	107,172
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a.2)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Others	95,113	47,329	(8,031)	‐	13,198	‐	147,609
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	‐	36,574	‐	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	‐	68,434
Civil, environmental and regulatory claims	108,761	18,326	(9,980)	(23,700)	9	‐	93,416
Labor litigation	95,460	22,663	(22,387)	(23,142)	578	‐	73,172
Provision for indemnities (a.2)	‐	150,820	‐	‐	‐	‐	150,820
Others	91,637	4,812	(3,850)	-	2,514	‐	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720		1,040,172
Current	119,942						22,837
Non-current	812,243						1,017,335

Balances of escrow deposits by nature are as follows:

	12/31/2024	12/31/2023
Tax (a.1)	306,593	856,830
Labor	24,070	37,715
Civil and others	115,413	138,172
	446,076	1,032,717

In the year ended December 31, 2024, the monetary variation on escrow deposits amounted to R$ 45,336 (R$ 62,217 as of December 31, 2023 and R$ 26,969 as of December 31, 2022), recorded with a corresponding entry to financial income in profit or loss.

a.1 Provision for tax matters

On October 7, 2005, subsidiaries Ultragaz and Bahiana filed a writ of mandamus, in which a preliminary injunction was granted, later confirmed in a favorable lower court ruling on May 16, 2008. The decision authorized the offsetting of PIS and COFINS credits on the acquisition of LPG against debts from other federal taxes, and required them to make escrow deposits until the outcome of the litigation. On July 18, 2014, after an appellate court unfavorable decision, aligned with the STJ case law (Case 1.093), the subsidiaries suspended the escrow deposits and resumed the payment of the taxes. On October 21, 2024, with the withdrawal of the proceeding and a final and unappealable decision, the provision relating to this thesis was reverted and the escrow deposits, in the amount of R$ 621,009, were fully drawn down by the Federal Government, with no impact on profit or loss.

a.2 Provision for indemnities

On April 1, 2022, Ultrapar concluded the sale of Oxiteno, assuming the responsibility for losses resulting from acts that occurred prior to the closing of the transaction, pursuant to the purchase and sale agreement. The total provision recorded for the reimbursement to Indorama, in the event the losses materialize, is R$ 174,408 (R$ 168,567 as of December 31, 2023), of which R$ 95,274 (R$ 92,823 as of December 31, 2023) for labor claims, R$ 26,074 (R$ 17,584 as of December 31, 2023) for civil claims and R$ 53,060 (R$ 58,160 as of December 31, 2023) for tax claims.

On August 1, 2022, Ultrapar also concluded the sale of Extrafarma with subsidiary Ipiranga assuming the responsibility for losses prior to the closing of the transaction. Thus, a provision for the reimbursement to Pague Menos was recorded, in the event the losses materialize, totaling R$ 32,400 as of December 31, 2024 (R$ 35,074 as of December 31, 2023) referring to the provision for indemnity, of which R$ 12,074 (R$ 16,259 as of December 31, 2023) for labor claims, R$ 7,007 (R$ 6,420 as of December 31, 2023) for civil claims and R$ 13,319 (R$ 12,395 as of December 31, 2023) for tax claims.

b. Contingent liabilities (possible)

The Company and its subsidiaries are parties to tax, civil, environmental, regulatory, and labor claims whose likelihood of loss is assessed by the legal departments of the Company and its subsidiaries as possible, based on the analysis and opinion of their external legal advisors. Based on these assessments, no provision for these contingencies was recorded in the financial statements.

Contingent liabilities (possible)	12/31/2024	12/31/2023
Tax (b.1)	4,176,046	3,148,224
Civil (b.2)	815,203	624,653
Labor	293,938	240,515
	5,285,187	4,013,392

b.1 Contingent tax liabilities

The Company and its subsidiaries are also parties to administrative and judicial proceedings involving IRPJ, CSLL, PIS and COFINS, substantially involving denials of offset claims and credit disallowance which total R$ 2,049,421 in December 31, 2024 (R$ 1,394,010 as of December 31, 2023), mainly represented by a tax assessment related to the IRPJ and CSLL resulting from the alleged undue amortization of the goodwill paid on the acquisition of investments, in the amount of R$ 266,619 as of December 31, 2024 (R$ 251,789 as of December 31, 2023).

Additionally, subsidiary Ipiranga and its subsidiaries have legal proceedings related to ICMS totaling R$ 1,357,445 as of December 31, 2024 (R$ 1,380,424 as of December 31, 2023). The main proceedings include: i) credits considered undue in the amount of R$ 94,640 as of December 31, 2024 (R$ 149,061 as of December 31, 2023), ii) alleged non-payment in the amount of R$ 154,914 as of December 31, 2024 (R$ 196,693 as of December 31, 2023); iii) conditioned fruition of tax incentive in the amount of R$ 191,549 as of December 31, 2024 (R$ 193,912 as of December 31, 2023); iv) inventory differences in the amount of R$ 279,448 as of December 31, 2024 (R$ 282,254 as of December 31, 2023); v) 2% surcharge on products considered non-essential (hydrated ethanol) in the amount of R$ 223,691 as of December 31, 2024 (R$ 271,518 as of December 31, 2023).

In addition, subsidiary Ipiranga and its subsidiaries are discussing the offset of excise tax (“IPI”) credits related to raw materials used in the manufacturing of products subject to taxation, which were subsequently sold and were not subject to IPI under the tax immunity. The amount of this contingency is R$ 194,508 as of December 31, 2024 (R$ 185,388 as of December 31, 2023).

b.2 Contingent civil liabilities

The main contingent civil liabilities refers to Ultragaz totaling R$ 187,460 as of December 31, 2024 (R$ 113,756 as of December 31, 2023) were filed by resellers seeking indemnity, nullity and termination of distribution agreements.

c. Lubricants operation between Ipiranga and Chevron

The provisions of shareholder Chevron’s liability amount to R$ 36,146 (R$ 29,022 as of December 31, 2023), for which an indemnity asset was recorded, referring mainly to: i) R$ 32,380 (R$ 25,777 as of December 31, 2023) in ICMS assessments on sales for industrial purposes, in which the STF closed the judgment of the thesis unfavorably to taxpayers; ii) R$ 3,545 (R$ 3,020 as of December 31, 2023) in labor claims.

Additionally, due to a business combination, on December 1, 2017, a provision of R$ 198,900 was recorded relating to contingent liabilities and an indemnification asset in the same amount was recognized, with a current balance of R$ 89,952 as of December 31, 2024 (R$ 95,905 as of December 31, 2023). The amounts of provisions and contingent liabilities related to the business combination and the liability of the shareholder Chevron will be reimbursed to subsidiary Iconic in the event of losses without the need to recognize an allowance for expected credit losses.